Commitments (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 25, 2017	Sep. 01, 2015	Dec. 31, 2017	Dec. 31, 2016
Commitments (Textual)
Rental expense			$ 331,900	$ 274,300
Description of leasing arrangements			FlexShopper entered into a lease, as amended, for office space through June 2019. On March 14, 2017, FlexShopper amended the lease agreement for an additional suite in an adjoining building.
Term of lease	12 months	48 months